May 5, 2003

VIA EDGAR

Securities and Exchange Commission
450 Fifth Street, NW
Washington, DC  20549

Re:	Modern Woodmen or America Variable Account
File No. 333-69446

Gentlemen:

On behalf of the above-referenced registrant, and in lieu of filing a rospectus pursuant to Rule 497(b) under the Securities Act of 1933, as amended (the "Act"), I hereby certify pursuant to Rule 497(j) under the Act:

1. that the form of prospectus that would have been filed under Rule 497(b)
2.  would not have differed from the prospectus contained in the
3. registrant's most recent registration statement; and

2. that the registrant electronically filed the text of the most recent registration statement with the Securities and Exchange Commission via
EDGAR on April 30, 2003.

Please contact the undersigned at 515-226-6028 if you have any questions about this filing.

Sincerely,

/s/ Kristi Rojohn

Kristi Rojohn